Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 700,275	$ 628,382	$ 1,644,087	$ 1,129,785	$ 1,453,413	$ 28,772
Cost of revenue	108,363	47,236	161,749	86,982	(117,106)
Gross profit	591,912	581,146	1,482,338	1,042,803	1,336,307	28,772
Operating expenses
General and administrative	858,205	1,328,359	3,949,635	3,200,434	4,796,652	1,067,901
Sales and marketing	3,010	79,552	151,221	461,146	469,529	1,057,717
Research and development				4,205	4,205	104,407
Total operating expenses	861,215	1,407,911	4,100,856	3,665,785	5,270,386	2,230,025
Net loss from operations	(269,303)	(826,765)	(2,618,518)	(2,622,982)	(3,934,079)	(2,201,253)
Other income (expense)
Interest expense	(618,934)	(392,564)	(1,691,099)	(1,056,391)	(1,761,823)	(282,483)
Loss on impairment of intangible asset					(1,328,638)	(46,800)
Other income						10,511
Gain on contingent liability		(10,000)		440,000	450,000	700,000
Loss on settlement on debt	(191,833)		(245,833)		(1,271,329)
Change in fair value of derivative liability	(420,070)	(1,967,072)	(9,698,885)	7,266,703	7,238,498	(13,271,308)
Total other income (expense)	(1,230,837)	(2,369,636)	(11,635,817)	6,650,312	3,326,708	(12,890,080)
Income (loss) before income taxes	(1,500,140)	(3,196,401)	(14,254,335)	4,027,330	(607,371)	(15,091,333)
Provision for income taxes
Net income (loss)	$ (1,500,140)	$ (3,196,401)	$ (14,254,335)	$ 4,027,330	$ (607,371)	$ (15,091,333)
Basic income (loss) per Common Share	$ (0.00)	$ (0.32)	$ (0.09)	$ 0.45
Basic weighted average number of common shares outstanding	386,013,317	9,857,162	156,095,522	8,853,850
Diluted income (loss) per Common Share	$ (0.00)	$ (0.32)	$ (0.09)	$ 0.42
Diluted weighted average number of common shares outstanding	386,013,317	9,857,162	156,095,522	9,607,448
Basic and diluted loss per Common Share					$ (0.07)	$ (2.59)
Basic and diluted weighted average number of common shares outstanding					9,198,761	5,816,217